INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 3,250	$ 479	¥ (1,112)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation of property and equipment	461	68	498
Amortization of intangible assets	2,125	313	2,067
Lease expense to reduce right-of-use assets	2,290	338	2,785
Deferred tax benefits	(312)	(46)	(821)
Credit losses for accounts receivable	(1,057)	(156)	2,283
Loss on disposal of property and equipment	6	1	730
Unrealized fair value change from structured deposits	(2)
Unrealized fair value change from foreign currency swap contract	(79)	(12)
Unrealized fair value change from short-term investment	28	4
Share-based compensation expenses	778	115	694
Changes in operating assets and liabilities:
Accounts and notes receivable	4,688	691	(5,595)
Prepayments and other current assets	(1,034)	(152)	(281)
Other non-current assets	(224)	(33)	(290)
Accounts payable	(3,959)	(584)	5,696
Deferred revenue and customer deposits	3,203	472	8,984
Tax payable	(70)	(10)	23
Accrued liabilities and other current liabilities	(11,596)	(1,709)	(6,920)
Operating lease liabilities	(2,466)	(363)	(3,052)
Net cash provided by/(used in) operating activities	(3,970)	(584)	5,689
Cash flows from investing activities:
Purchase of short-term investments	(38,000)	(5,601)	(100,000)
Proceeds from maturities of short-term investments	33,000	4,864	100,000
Payment for acquisitions, net of cash acquired			(1,000)
Purchase of property and equipment	(2,261)	(333)	(165)
Proceeds from disposal of property and equipment			359
Purchase of intangible assets			(400)
Net cash used in investing activities	(7,261)	(1,070)	(1,206)
Cash flows from financing activities:
Proceeds from short-term bank loans	5,000	737
Repayment of short-term bank loans			(3,000)
Repurchase of common shares	(4,815)	(710)	(2,907)
Prepayment for stock issuance cost	(347)	(51)	(417)
Proceeds from issuance of warrants, net of issuance costs	(52)	(8)
Proceeds from exercise of share options	20	3	2,191
Net cash used in financing activities	(194)	(29)	(4,133)
Effect of exchange rate on cash and cash equivalents and restricted cash	(212)	(31)	(84)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(11,637)	(1,714)	266
Cash, cash equivalents and restricted cash at the beginning of period	168,339	24,810	119,547
Cash, cash equivalents and restricted cash at the end of period	156,702	23,096	119,813
Cash and cash equivalents at the end of the period	152,139	22,423	119,422
Restricted cash at the end of the period	4,563	673	391
Supplemental disclosures of cash flow information:
Income tax paid	1		4
Interest expense paid	444	65	201
Non-cash investing and financing activities:
Unpaid consideration for acquisition of noncontrolling interests	10,453	1,541
Unpaid offering expenses	397	59	1,541
Unpaid cash for repurchase of common shares	¥ 715	$ 105	¥ 2,111